Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Restricted cash employee payroll tax withheld	$ 31	$ 21